Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net loss from continuing operations			$ (14,328)	$ (8,669)
Net income from discontinued operations, net of tax			0	17,943
Net income (loss)	$ (3,458)	$ (3,508)	(14,328)	9,274
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	121	109	490	248
Provision for (recovery of) doubtful accounts			4	(1)
Provision for discounts, rebates, distributor fees and returns			603	19
Provision for obsolete inventory			44	0
Gain on sale of Latin American assets, net of tax			0	(15,399)
Income tax benefit			0	(4,268)
Stock-based compensation	347	438	2,410	2,145
Service provider expenses settled with common stock			90	98
Loss on disposal of property and equipment			0	10
Changes in operating assets and liabilities:
Accounts receivable	(738)	(592)	11	(2)
Inventories	106	(81)	(583)	(675)
Deferred consideration, net of discount			222	0
Prepaid expenses and other current assets	249	(630)	(1,065)	979
Accounts payable	95	(486)	9	(58)
Accrued expenses and other current liabilities	237	206	48	(298)
Deferred revenue	(19)	(90)	(394)	(239)
Net cash used in operating activities	(3,060)	(4,634)	(12,439)	(8,167)
Cash flows from investing activities:
Purchases of property and equipment	(27)	(157)	(187)	(394)
Proceeds from sale of Latin American assets, net of costs			0	18,639
Deposits	12	(14)	(14)	(21)
Net cash (used in) provided by investing activities	(15)	(171)	(201)	18,224
Cash flows from financing activities:
Proceeds from issuance of common stock net of offering costs	916	0	5,468	0
Proceeds from exercise of common stock options			5	7
Proceeds from exercise of common stock purchase warrants	0	45	47	91
Principal payments on long-term debt	(87)	(40)	(148)	(130)
Principal payments on capital leases	(35)	(31)	(132)	0
Net cash (used in) provided by financing activities	794	(26)	5,240	(32)
Effect of exchange rate on cash and cash equivalents	(100)	8	5	(33)
Net (decrease) increase in cash and cash equivalents	(2,381)	(4,823)	(7,395)	9,992
Cash and cash equivalents, beginning of year	10,066	17,461	17,461	7,469
Cash and cash equivalents, end of year	7,685	12,638	10,066	17,461
Supplemental disclosure of cash flow information:
Cash paid for interest	12	10	40	3
Non-cash operating and financing activities:
Service provider expenses settled with common stock			90	98
Insurance premiums financed			241	120
Automobiles financed using long-term debt			0	64
Automobiles financed using capital leases	$ 0	$ 180	180	242
Sale of Latin American assets to Invekra: Assets sold and liabilities transferred:
Deferred consideration - current, net			0	237
Deferred consideration - long-term, net			0	1,497
Taxes payable			0	(13)
Deferred revenue - current			0	(176)
Deferred revenue - long-term			0	(527)
Total assets sold and liabilities transferred			$ 0	$ 1,018